Lease	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Lease
Note 11. Lease

Note 11. Lease

Beginning on August 1, 2016, the Company leases its headquarters facility under an operating lease agreement that expires on June 30, 2022. The Company has the right to terminate the lease upon six months prior notice after three years of occupancy. Rent expense is $80,000 annually during the first year of the lease term and increases by 1.5% annually thereafter.

Supplemental balance sheet information related to the lease on September 30, 2021 and December 31, 2020 is as follows:

Description Classification September 30, 2021 December 31, 2020 Right of Use Asset – Lease, net Other assets (non-current) $61,765 $120,777 Operating Lease liability – Short-term Accrued liabilities 63,050 80,258 Operating Lease liability – Long-term Other long-term liabilities 0 42,347 Total operating lease liability $63,050 $122,605 Discount rate – operating lease 6.0%

NOTE 13. - LEASE

Beginning on August 1, 2016, the Company leases its headquarters facility under an operating lease agreement that expires on June 30, 2022. The Company has the right to terminate the lease upon six months prior notice after three years of occupancy. Rent expense is $80,000 annually during the first year of the lease term and increases by 1.5% annually thereafter.

Supplemental balance sheet information related to the operating lease was as follows:

December 31, 2020
Right of use asset – lease, net	$120,777
Operating lease liability - short-term	$80,258
Operating lease liability - long-term	42,347
Total operating lease liability	$122,605

Discount rate - operating lease	6.0%